Derivatives and hedging activities (Details 6) - CHF (SFr) SFr in Billions	Dec. 31, 2022	Dec. 31, 2021
Investment securities
Hedged items in fair value hedges [Line Items]
Hedged Asset, Fair Value Hedge	SFr 0.8	SFr 0.8
Hedged Asset, Fair Value Hedge, Cumulative Increase (Decrease)	(0.1)	0.0
Hedged Asset, Discontinued Fair Value Hedge, Cumulative Increase (Decrease)	0.0	0.0
Long-term debt
Hedged items in fair value hedges [Line Items]
Hedged Liability, Fair Value Hedge	77.2	69.4
Hedged Liability, Fair Value Hedge, Cumulative Increase (Decrease)	(1.2)	(0.2)
Hedged Liability, Discontinued Fair Value Hedge, Cumulative Increase (Decrease)	(4.9)	0.8
Net loans
Hedged items in fair value hedges [Line Items]
Hedged Asset, Fair Value Hedge	29.0	16.6
Hedged Asset, Fair Value Hedge, Cumulative Increase (Decrease)	(1.3)	(0.2)
Hedged Asset, Discontinued Fair Value Hedge, Cumulative Increase (Decrease)	(0.7)	0.2
Bank | Investment securities
Hedged items in fair value hedges [Line Items]
Hedged Asset, Fair Value Hedge	0.8	0.8
Hedged Asset, Fair Value Hedge, Cumulative Increase (Decrease)	(0.1)	0.0
Hedged Asset, Discontinued Fair Value Hedge, Cumulative Increase (Decrease)	0.0	0.0
Bank | Long-term debt
Hedged items in fair value hedges [Line Items]
Hedged Liability, Fair Value Hedge	72.0	65.6
Hedged Liability, Fair Value Hedge, Cumulative Increase (Decrease)	(1.0)	(0.1)
Hedged Liability, Discontinued Fair Value Hedge, Cumulative Increase (Decrease)	(4.4)	0.8
Bank | Net loans
Hedged items in fair value hedges [Line Items]
Hedged Asset, Fair Value Hedge	29.0	16.6
Hedged Asset, Fair Value Hedge, Cumulative Increase (Decrease)	(1.3)	(0.2)
Hedged Asset, Discontinued Fair Value Hedge, Cumulative Increase (Decrease)	SFr (0.7)	SFr 0.2